Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Sep. 22, 2023
VIP Freedom 2025 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.43%)
Past 5 years	4.12%
Past 10 years	6.78%
VIP Freedom 2025 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	4.00%
Past 10 years	6.67%
VIP Freedom 2025 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(16.64%)
Past 5 years	3.84%
Past 10 years	6.51%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFV
Average Annual Return:
Past 1 year	(16.00%)
Past 5 years	3.76%
Past 10 years	6.61%